Acquisition and sale of businesses and brands and purchase of non-controlling interests - Prior year acquisitions (Details) £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2021 GBP (£) transaction instalment	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Mar. 31, 2022 GBP (£)	Sep. 30, 2020 GBP (£)	Sep. 30, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	£ 358	£ 316	£ 88
Number of transactions completed during the period, business combinations | transaction	3
Number of transactions completed during the period including provisions for contingent consideration, business combination | instalment	2
Other businesses acquired
Disclosure of detailed information about business combination [line items]
Cash transferred	£ 95	98	26
Deferred consideration paid for subsidiaries	1
Maximum | Other businesses acquired
Disclosure of detailed information about business combination [line items]
Contingent consideration	86		18
21Seeds
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired				100.00%
Cash transferred				£ 62
21Seeds | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration				£ 61
Aviation Gin and Davos Brands
Disclosure of detailed information about business combination [line items]
Cash transferred					£ 263	$ 337
Aviation Gin and Davos Brands | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration					£ 214	$ 275
Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	2	5	4
Deferred consideration payable | Other businesses acquired
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	£ 2	£ 1	£ 4